EQUITY	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
EQUITY

15. EQUITY

As of March 31, 2026 and September 30, 2025, the Company had 16,615,220 and 4,615,224 common shares authorized. Each holder of a common share is entitled to one vote for each share held as of the record date and is entitled to receive dividends, when, as and if declared by the shareholders’ meeting or the board of directors of the Company. The number of total common shares outstanding was 4,153,805 and 1,153,806 as of March 31, 2026 and September 30, 2025, respectively.

PicoCELA is subject to the Companies Act of Japan (the “Companies Act”). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Common shares

Under the Companies Act, issuances of common shares are required to be credited to the common shares account for at least 50% of the proceeds and to the additional paid-in capital account for the remaining amounts. On July 8, 2024, Class A preferred shares of 120,000 units, Class B preferred shares of 252,000 units, and Class C preferred shares of 132,670 units were converted into common shares of 527,324 units with no gain or loss recognized when the conversion occurred. On January 17, 2025, the Company completed its initial public offering (“IPO”) on the Nasdaq Capital Market under the symbol of “PCLA” and raised ¥773,806 thousand upon the sale of 1,750,000 common shares, in the form of American Depositary Shares (“ADSs”). Out of net proceeds of ¥406,502 thousand, after deducting the deferred offering costs of ¥367,304 thousand, ¥386,903 thousand was credited to the common shares account and ¥19,599 thousand was credited to additional paid-in capital. During the six months ended March 31, 2026, in accordance with restricted common share compensation agreements, the Company issued 1,666,666 common shares to Hiroshi Furukawa, the Company’s then CEO and representative director, and 1,333,333 shares to Hideaki Horikiri, the Company’s then chief financial officer (“CFO”) and director in consideration for services rendered. The agreements prohibit any sale, transfer, loan or pledge of shares for a period of 20 years from the date of grant. However, the prohibition may be canceled by a resolution of the Company’s board of directors.

Class A preferred shares

In the event of distribution of residual assets upon dissolution of the Company, the Company shall pay to the Class A preferred shareholders as equally as to Class B and C preferred shareholders, prior to common shareholders, an amount equal to the contributed amount. At any time, Class A preferred shares are convertible into the Company’s common shares at a certain conversion price. Class A preferred shares contain terms that change the conversion prices as disclosed below. On July 8, 2024, Class A preferred shares of 120,000 units were converted into common shares of 120,000 units at a conversion price of ¥2,499.90 per share. On July 17, 2024, at the Extraordinary Shareholders Meeting, the Company’s shareholders approved a resolution to amend the articles of incorporation to eliminate Class A preferred shares.

Class B preferred shares

In the event of distribution of residual assets upon dissolution of the Company, the Company shall pay to the Class B preferred shareholders as equally as to Class A and C preferred shareholders, prior to common shareholders, an amount equal to the contributed amount. At any time, Class B preferred shares are convertible into the Company’s common shares at a certain conversion price. Class B preferred shares contain terms that change the conversion prices as disclosed below. On July 8, 2024, Class B preferred shares of 252,000 units were converted into common shares of 265,544 units at a conversion price of ¥4,745.10 per share. On July 17, 2024, at the Extraordinary Shareholders Meeting, the Company’s shareholders approved a resolution to amend the articles of incorporation to eliminate Class B preferred shares.

Class C preferred shares

In the event of distribution of residual assets upon dissolution of the Company, the Company shall pay to the Class C preferred shareholders as equally as to Class A and B preferred shareholders, prior to common shareholders, an amount equal to the contributed amount. At any time, Class C preferred shares are convertible into the Company’s common shares at a certain conversion price. Class C preferred shares contain terms that change the conversion prices as disclosed below. On July 8, 2024, Class C preferred shares of 132,670 units were converted into common shares of 141,780 units at a conversion price of ¥6,945.00 and ¥7,500.00. On July 17, 2024, at the Extraordinary Shareholders Meeting, the Company’s shareholders approved a resolution to amend the articles of incorporation to eliminate Class C preferred shares.

Terms that change the conversion prices of Class A, B and C preferred shares

Class A, B and C preferred shares contain a feature that requires the conversion price to be adjusted in the following events.

(a)	In the event of a stock split of common shares
(b)	In the event of a reverse stock split of common shares
(c)	In the event that the Company issues common shares or disposes of common shares held by the Company for an amount lower than the conversion price before adjustment
(d)	In the event that the Company issues or disposes of shares, stock acquisition rights (including those attached to bonds with stock acquisition rights) or other securities, or shares, stock acquisition rights or other securities that may be acquired by the Company in exchange for the delivery of common shares of the Company at a price lower than the amount to be paid for such shares, stock acquisition rights, or other securities
(e)	In the event of the issuance of stock acquisition rights (including Common Shares or shares to be acquired in exchange for delivery of Common Shares or shares that may be requested to be acquired by the Company) that would result in the issue price per share (the amount obtained by dividing the amount paid for the issuance of stock acquisition rights plus the amount of assets to be contributed upon exercise by the number of shares of the Company to be delivered upon exercise; the same shall apply hereinafter) issued upon exercise of the stock acquisition rights (including the case of gratis allotment) being less than the conversion price before adjustment
(f)	In the events of merger, share exchange, share transfer, corporate capital, or reduction in the amount of capital
(g)	In the event that causes or may cause a change in the number of outstanding common shares of the Company (excluding a change caused by the number of common shares of the Company held by the Company)

Capital reduction

Under the Companies Act, the Company is allowed to transfer the amounts of common shares, additional paid-in capital, and accumulated deficit among the balances of these equity accounts under certain conditions upon resolution of the shareholders.

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon a resolution approved at the shareholders’ meeting. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to the shareholders, subject to certain limitations and additional requirements. Semi-annual interim dividends may also be paid once a year upon a resolution approved by the board of directors, if the articles of incorporation of the company stipulate so. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stocks. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after the payment dividends must be maintained at the level that is not below ¥3 million.

Increases/decreases and transfer of common shares, reserve, and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of the aggregate amount of legal reserve and additional paid-in capital equals 25% of common share. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reduced without limitation. The Companies Act also provides that common share, legal reserve, additional paid-in capital, other capital surplus and retained earnings may be transferred among the accounts under certain conditions upon resolution of the shareholders. Upon resolution of shareholders at the extraordinary shareholders’ general meeting held on February 24, 2026, additional paid-in capital was offset against an accumulated deficit in the amount of ¥1,376 million with an effective date of February 25, 2026.

Treasury Stocks

The Companies Act also provides for companies to purchase treasury stocks and dispose of such treasury stocks by resolution of the board of directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by a specific formula.